Non-current derivative financial liabilities - Change in stream obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	$ 661.4	$ 654.0
Proceeds received		0.0
Settlements during the period	(36.4)	(31.6)
Fair value adjustments related to changes in the Company’s own credit risk	(68.4)	(23.9)
Other fair value adjustments	(3.0)	62.9
Balance, end of period	553.6	661.4
Less: current portion	(28.1)	(43.0)
Non-current portion of derivative financial liabilities	525.5	618.4
Rainy River
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	194.0	217.9
Proceeds received		0.0
Settlements during the period	(24.0)	(26.8)
Fair value adjustments related to changes in the Company’s own credit risk	(20.3)	(4.0)
Other fair value adjustments	25.0	6.9
Balance, end of period	174.7	194.0
Less: current portion	(28.1)	(30.3)
Non-current portion of derivative financial liabilities	146.6	163.7
New Afton
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	467.4	436.1
Proceeds received		0.0
Settlements during the period	(12.4)	(4.8)
Fair value adjustments related to changes in the Company’s own credit risk	(48.1)	(19.9)
Other fair value adjustments	(28.0)	56.0
Balance, end of period	378.9	467.4
Less: current portion	0.0	(12.7)
Non-current portion of derivative financial liabilities	$ 378.9	$ 454.7